Risk Management Policy - Additional Information (Detail) $ in Thousands, MMTBU_Henry_Hub in Millions, MMBTU in Millions, Barrels_of_Brent in Millions	12 Months Ended
	Dec. 31, 2017 CLP ($) MMBTU	Dec. 31, 2016 CLP ($) Barrels_of_Brent MMTBU_Henry_Hub
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent	$ 211,027,141	$ 114,486,479
VaR at confidence level, percentage	95.00%
Percentage of potential variations in fair value	5.00%
VaR amount	$ 66,890,686
Commodity Price Risk [Member] | Swap Hedges [Member] | Brent Oil [Member]
Disclosure Of Financial Risk Management [Line Items]
Future barrels on Brent	2.3	3
Commodity Price Risk [Member] | Swap Hedges [Member] | Henry Hub Gas [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of gas | MMTBU_Henry_Hub		3.3
Liquidity Risk [Member]
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent	$ 211,027,141	$ 114,486,479
Liquidity Risk [Member] | Lines of Credit [Member]
Disclosure Of Financial Risk Management [Line Items]
Available lines of long-term credit	$ 199,271,103	$ 342,827,047
Market Value Risk [Member]
Disclosure Of Financial Risk Management [Line Items]
Period for risk analysis	5 years